Trade receivables and other current assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets
Note 8. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 7.

8.1 Trade receivables

Trade receivables relate mainly to invoices issued to PharmaEngine, in connection with the charging-back of shared external clinical research organization costs under the License and Collaboration Agreement as amended (see Note 4 for more detail on the License and Collaboration Agreement).

	As of December 31,
(in thousands of euros)	2020	2019
Trade receivables	62	11
Trade receivables	62	11
Trade receivables break down as follows:

	As of December 31,
(in thousands of euros)	2020	2019
Due in 3 months or less	62	11
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	62	11

8.2 Other current assets

Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2020	2019
Research tax credit receivable	1,927	5,688
VAT receivable	971	1,419
Prepaid expenses	2,217	2,671
Other receivables	920	1,245
Other current assets	6,035	11,022

As of December 31, 2020, prepaid expenses mainly relate to research agreements for €1.6 million, to the MD Anderson agreement (see Note 4 – Significant transactions).

As of December 2019, prepaid expenses were mainly due to research agreements for €2.3 million, including €1.7 million related to the collaboration agreement with MD Anderson. The residual €358 thousand comprised miscellaneous prepaid expenses such as consultancy fees, insurances, maintenance costs or travel expenses, each for an individual amount less than €70 thousand.

Other receivables mainly comprised advances paid to suppliers in the amounts of €805 thousand, €1,150 thousand as of December 2020 and 2019.

Research tax credit

The Company receives a research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 15 for additional details on the CIR research tax credit.

The research tax credit for 2020 was €1.9 million (€1.9 million for Nanobiotix S.A. and €69 thousand for Curadigm SAS), while the amount for 2019 was €2.4 million (€2.4 million for Nanobiotix S.A. and €64 thousand for Curadigm SAS).

The 2019 research tax credit was collected by the Company in July 2020, while the 2018 research tax credit was collected in February 2020.
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of January 1, 2019	3,251
2019 research tax credit - Nanobiotix SA & Curadigm SAS	2,437
Receivable as of December 31, 2019	5,688
Refund of 2018 research tax credit – Nanobiotix SA	(3,251)
Refund of 2019 research tax credit – Nanobiotix SA	(2,374)
Refund of 2019 research tax credit – Curadigm SAS	(64)
2020 research tax credit – Nanobiotix SA	1,858
2020 research tax credit – Curadigm SAS	69
Receivable as of December 31, 2020	1,927